Employee benefits - Plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Equity instruments	$ 2,149	$ 2,802
Debt instruments	658	616
Property	429	403
Other	273	169
Total plan assets	$ 3,509	$ 3,990